Lease Intangibles	12 Months Ended
Dec. 31, 2012
Lease Intangibles

6. Lease Intangibles

The following summarizes the Company’s lease intangibles classified as part of other assets or other liabilities at December 31, 2012 and 2011, respectively:

	Assets
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$6,641,851	$(3,175,449)	$3,466,402	$7,501,851	$(3,339,335)	$4,162,516
In-place lease assets	651,730	(65,173)	586,557	651,730	—	651,730
Operator relationship	212,416	(16,993)	195,423	212,416	—	212,416

	$7,505,997	$(3,257,615)	$4,248,382	$8,365,997	$(3,339,335)	$5,026,662

	Liabilities
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$25,695,395	$(16,281,397)	$9,413,998	$26,525,395	$(14,929,137)	$11,596,258

Amortization expense for in-place lease assets and operator relationship was $0.1 million, $0 million, and $0 million for the years ended December 31, 2012, 2011, and 2010 and is included as a component of depreciation and amortization in the consolidated statements of operations and comprehensive income. Amortization expense for the above market leases intangible asset for the years ended December 31, 2012, 2011, and 2010 was approximately $0.6 million, $0.6 million, and $0.7 million respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income. Accretion for the below market leases intangible liability for the years ended December 31, 2012, 2011, and 2010 was approximately $2.0 million, $2.0 million, and $2.5 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income.

For the year ended December 31, 2012, the Company wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.7 million, and below market leases intangible liability of approximately $0.8 million with accumulated accretion of approximately $0.7 million, for a net recognition of approximately $19,000 gain in rental income from intangible amortization, respectively.

For the year ended December 31, 2011, the Company wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.3 million, and below market leases intangible liability of approximately $1.7 million with accumulated accretion of approximately $1.2 million, for a net recognition of approximately $35,000 loss in rental income from intangible amortization, respectively.

For the year ended December 31, 2010, the Company wrote-off in-place lease intangible assets of approximately $2.9 million with accumulated amortization of approximately $1.5 million, and in-place lease intangible liabilities of approximately $8.5 million with accumulated accretion of approximately $5.1 million, for a net recognition of approximately $2.0 million in rental income from intangible amortization, respectively.

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years and thereafter is as follows:

Year ending December 31,	Assets	Liabilities
2013	$563,490	$1,850,338
2014	471,763	1,065,783
2015	425,524	891,331
2016	390,943	868,301
2017	325,678	724,453
Thereafter	2,070,984	4,013,792

	$4,248,382	$9,413,998

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Lease Intangibles

6. Lease Intangibles

The following summarizes the Partnership’s lease intangibles classified as part of other assets or other liabilities at December 31, 2012 and 2011, respectively:

	Assets
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Above market leases	$6,641,851	$(3,175,449)	$3,466,402	$7,501,851	$(3,339,335)	$4,162,516
In-place lease assets	651,730	(65,173)	586,557	651,730	—	651,730
Operator relationship	212,416	(16,993)	195,423	212,416	—	212,416

	$7,505,997	$(3,257,615)	$4,248,382	$8,365,997	$(3,339,335)	$5,026,662

	Liabilities
	2012			2011
	Gross Amount	Accumulated Amortization	Net	Gross Amount	Accumulated Amortization	Net
Below market leases	$25,695,395	$(16,281,397)	$9,413,998	$26,525,395	$(14,929,137)	$11,596,258

Amortization expense for in-place lease assets and operator relationship was $0.1 million, $0 million, and $0 million for the years ended December 31, 2012, 2011, and 2010 and is included as a component of depreciation and amortization in the consolidated statements of operations and comprehensive income. Amortization expense for the above market leases intangible asset for the years ended December 31, 2012, 2011, and 2010 was approximately $0.6 million, $0.6 million, and $0.7 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income. Accretion for the below market leases intangible liability for the years ended December 31, 2012, 2011, and 2010 was approximately $2.0 million, $2.0 million, and $2.5 million, respectively, and is included as a component of rental income in the consolidated statements of operations and comprehensive income.

For the year ended December 31, 2012, the Partnership wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.7 million, and below market leases intangible liability of approximately $0.8 million with accumulated accretion of approximately $0.7 million, for a net recognition of approximately $19,000 gain in rental income from intangible amortization, respectively.

For the year ended December 31, 2011, the Partnership wrote-off above market leases intangible assets of approximately $0.9 million with accumulated amortization of approximately $0.3 million, and below market leases intangible liability of approximately $1.7 million with accumulated accretion of approximately $1.2 million, for a net recognition of approximately $35,000 loss in rental income from intangible amortization, respectively.

For the year ended December 31, 2010, the Partnership wrote-off in-place lease intangible assets of approximately $2.9 million with accumulated amortization of approximately $1.5 million, and in-place lease intangible liabilities of approximately $8.5 million with accumulated accretion of approximately $5.1 million, for a net recognition of approximately $1.9 million in rental income from intangible amortization, respectively.

The estimated annual amortization expense of the identified intangibles for each of the five succeeding years and thereafter is as follows:

Year ending December 31,	Assets	Liabilities
2013	$563,490	$1,850,338
2014	471,763	1,065,783
2015	425,524	891,331
2016	390,943	868,301
2017	325,678	724,453
Thereafter	2,070,984	4,013,792

	$4,248,382	$9,413,998